Investment Objectives and Goals	Jan. 31, 2026
Intrepid Capital Fund
Prospectus [Line Items]
Risk/Return [Heading]	Intrepid Capital Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Intrepid Capital Fund (the “Fund” in this Summary) seeks long-term capital appreciation and high current income.
Intrepid Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Intrepid Income Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Intrepid Income Fund (the “Fund” in this Summary) seeks high current income and capital appreciation.